Deposits	12 Months Ended
Dec. 31, 2016
Deposits [Abstract]
Deposits

NOTE 9 – DEPOSITS

Time deposits of $100 or more were $128,185 and $106,574 at year-end 2016 and 2015, respectively.  Time deposits of $250 or more were $38,575 and $23,970 at year-end 2016 and 2015, respectively.

Scheduled maturities of time deposits for the next five years are as follows:

2017	$108,620
2018	33,617
2019	7,749
2020	14,626
2021	7,697
Thereafter	-
Total	$172,309

Brokered deposits at year-end 2016 and 2015 totaled $29,738 and $22,073, respectively.